Perritt Funds, Inc.

1. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds’ investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds’ advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds’ fair value procedures allow for the use of certain methods performed by the Funds’ advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds’ may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles (“GAAP”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2022:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$1,450,077	$-	$-	$1,450,077
Consumer Discretionary	7,611,752	-	-	7,611,752
Consumer Staples	284,000	-	-	284,000
Energy	1,921,946	-	-	1,921,946
Financials	8,512,151	-	-	8,512,151
Health Care	3,992,976	-	-	3,992,976
Industrials	17,106,841	-	-	17,106,841
Information Technology	9,356,489	580,068	-	9,936,557
Materials	4,540,590	-	-	4,540,590
Utilities	506,880	-	-	506,880
Total Common Stocks	55,283,702	580,068	-	55,863,770
Warrants
Consumer Discretionary	-	-	0	0
Total Warrants	-	-	0	0
Short Term Investments	1,622,671	-	-	1,622,671
Total Investments in Securities	$56,906,373	$580,068	$0	$57,486,441

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description		Warrants
Balance as of November 1, 2021		$-
Purchases		-
Sales proceeds and paydowns		-
Accreted discounts, net		-
Corporate Actions		-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		-
Transfers into/(out of) Level 3		0
Balance as of July 31, 2022		$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at July 31, 2022.		$-

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$480,996	$-	$-	$480,996
Consumer Discretionary	962,055	-	-	962,055
Consumer Staples	239,120	-	-	239,120
Energy	129,780	-	-	129,780
Financials	872,944	-	-	872,944
Health Care	1,840,223	-	-	1,840,223
Industrials	2,682,973	-	-	2,682,973
Information Technology	3,506,436	138,049	-	3,644,485
Materials	566,327	-	-	566,327
Real Estate Investment Trusts	333,740	-	-	333,740
Utilities	238,140	-	-	238,140
Total Common Stocks	11,852,734	138,049	-	11,990,783
Warrants
Health Care	-	-	0	0
Materials	6,000	-	-	6,000
Total Warrants	6,000	-	0	6,000
Short Term Investments	507,013	-	-	507,013
Total Investments in Securities	$12,365,747	$138,049	$0	$12,503,796

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description		Warrants
Balance as of November 1, 2021		$-
Purchases		-
Sales proceeds and paydowns		-
Accreted discounts, net		-
Corporate Actions		-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		-
Transfers into/(out of) Level 3		0
Balance as of July 31, 2022		$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at July 31, 2022.		$-

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.